Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Class of Underlying Collateral) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	¥ 25,737	¥ 20,070
Securities lending transactions	886	1,361
Japanese government bonds and Japanese local government bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	6,114	1,714
Securities lending transactions	102	217
Foreign government bonds and foreign agency mortgage-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	17,475	17,445
Securities lending transactions	73	90
Commercial Paper and Corporate Bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	430	271
Securities lending transactions	0	52
Equity Securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,491	609
Securities lending transactions	711	989
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	227	31
Securities lending transactions	¥ 0	¥ 13